SHARE CAPITAL - Disclosure of detailed information about outstanding RSUs (Details) - RSUs - Share	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance	911,840	842,362
Granted	416,063	265,258
Exercised	(80,491)	(154,062)
Cancelled/Forfeited	(61,240)	(41,718)
Outstanding, Ending balance	1,186,172	911,840
Number of other equity instruments outstanding in share-based payment arrangement	1,186,172	911,840
Equity instrument exercised (in shares)	80,491	154,062
Cancelled / Forfeited	61,240	41,718